SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Intangible Assets (Details)	Mar. 31, 2024
Land use rights
Intangible Assets, Net
Estimated useful lives (in years)	50 years
Software
Intangible Assets, Net
Estimated useful lives (in years)	10 years
License for drug manufacturing
Intangible Assets, Net
Estimated useful lives (in years)	10 years